CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 371,063	$ 440,838
Short-term deposits	5,000	5,000
Accounts receivable, net	47,803	46,886
Prepaid expenses and other current assets	9,830	10,607
Short-term investments	0	28,968
Total current assets	433,696	532,299
Property and equipment, net	12,704	15,639
Operating lease right-of-use assets	25,310	29,742
Deferred contract acquisition costs	16,558	15,562
Other assets, noncurrent	7,593	8,690
Total assets	495,861	601,932
Current liabilities:
Accounts payable	2,309	2,573
Accrued compensation and benefits	26,365	24,016
Guarantee obligations	13,061	12,719
Provision for chargebacks, net	9,434	12,092
Operating lease liabilities, current	5,590	5,615
Accrued expenses and other current liabilities	13,780	12,796
Total current liabilities	70,539	69,811
Operating lease liabilities, noncurrent	21,940	25,694
Other liabilities, noncurrent	21,078	14,706
Total liabilities	113,557	110,211
Commitments and Contingencies
Shareholders’ equity:
Treasury shares at cost, 30,049,351 and 3,038,865 ordinary shares as of December 31, 2024 and 2023, respectively	(154,223)	(13,155)
Additional paid-in capital	982,131	916,371
Accumulated other comprehensive profit (loss)	887	74
Accumulated deficit	(446,491)	(411,569)
Total shareholders’ equity	382,304	491,721
Total liabilities and shareholders’ equity	495,861	601,932
Common Class A
Shareholders’ equity:
Common stock, value, issued	0	0
Common Class B
Shareholders’ equity:
Common stock, value, issued	$ 0	$ 0